Net Loss Per Share - Computation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Basic net loss per share:
Net loss	$ (353,889)	$ (87,626)	$ (131,632)	$ (485,521)	$ (536,420)	$ (877,077)
Income allocated to participating securities					0	0
Net loss attributable to common stockholders - Basic					(536,420)	(877,077)
Diluted net loss per share:
Net loss attributable to common stockholders - Basic					(536,420)	(877,077)
Interest expense and change in fair value of bifurcated derivatives on convertible notes					0	0
Income allocated to participating securities					0	0
Net loss income attributable to common stockholders - Diluted					$ (536,420)	$ (877,077)
Shares used in computation:
Weighted average common shares outstanding (in shares)					461,684,130	291,302,441
Weighted-average effect of dilutive securities:
Assumed exercise of stock options (in shares)					0	0
Assumed exercise of warrants (in shares)					0	0
Assumed conversion of convertible preferred stock (in shares)					0	0
Diluted weighted-average common shares outstanding (in shares)					461,684,130	291,302,441
Earnings (loss) per share attributable to common stockholders:
Basic (in dollars per share)	$ (0.71)	$ (0.29)	$ (0.44)	$ (1.32)	$ (1.16)	$ (3.01)
Diluted (in dollars per share)	$ (0.71)	$ (0.29)	$ (0.44)	$ (1.32)	$ (1.16)	$ (3.01)